Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories	Note 5 — Inventories

	December 31, 2015	December 31, 2014
Partnership:
Commodities	$128.3	$157.4
Materials and supplies	12.7	11.5

	$141.0	$168.9